UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Perennial Investors, LLC
Address: 623 Fifth Avenue
         26th Floor
         New York, New York  10022

13F File Number:  28-11786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher J. Heintz
Title:     Manager
Phone:     212.251.3000

Signature, Place, and Date of Signing:

     Christopher J. Heintz     New York, New York     May 15, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $213,878 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABX AIR INC                    COM              00080S101    10704  1571755 SH       SOLE                  1571755
ALLETE INC                     COM NEW          018522300     4217    90495 SH       SOLE                    90495
AMERICAN TOWER CORP            CL A             029912201     2592    85500 SH       SOLE                    85500
ANNALY MTG MGMT INC            COM              035710409     7500   617800 SH       SOLE                   617800
ASPREVA PHARMACEUTICALS CORP   COM              04538T109     7521   302169 SH       SOLE                   302169
BAY VIEW CAP CORP DEL          COM NEW          07262L309     4589   262962 SH       SOLE                   262962
CKE RESTAURANTS INC            COM              12561E105     6027   346400 SH       SOLE                   346400
CNX GAS CORP                   COM              12618H309    13593   522802 SH       SOLE                   522802
CONSOL ENERGY INC              COM              20854P109    10798   145600 SH       SOLE                   145600
DELTA FINANCIAL CORP           COM              247918105     5402   565683 SH       SOLE                   565683
ENDEAVOUR INTL CORP            COM              29259G101      494   169787 SH       SOLE                   169787
FIDELITY NATL FINL INC         COM              316326107    12394   348821 SH       SOLE                   348821
FINISH LINE INC                CL A             317923100     3015   183288 SH       SOLE                   183288
FREESCALE SEMICONDUCTOR INC    COM CL A         35687M107    19776   711121 SH       SOLE                   711121
IMAX CORP                      COM              45245E109     5532   545014 SH       SOLE                   545014
INTRAWEST CORPORATION          COM NEW          460915200     9983   291972 SH       SOLE                   291972
LEVITT CORP                    CL A             52742P108     6515   295582 SH       SOLE                   295582
NOVELIS INC                    COM              67000X106    15836   769858 SH       SOLE                   769858
NTL INC NEW                    COM              62941W101    15906   546427 SH       SOLE                   546427
PHH CORP                       COM NEW          693320202    22610   846826 SH       SOLE                   846826
PLAINS EXPL& PRODTN CO         COM              726505100     8148   210865 SH       SOLE                   210865
TARRAGON CORP                  COM              876287103     9604   482637 SH       SOLE                   482637
TYCO INTL LTD NEW              COM              902124106    11122   413762 SH       SOLE                   413762